Credit Risk - Summary of Other Segments Exposures by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances	£ 449	£ 338
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,250	9,680
Observed Impairment Loss Allowances [Member]
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances	397	247
Allowance for IBNO [Member]
Disclosure of credit risk exposure [line items]
Observed impairment loss allowances	52	91
Commercial Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,510	23,922
Observed impairment loss allowances	155	183
Commercial Banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,630	11,328
Observed impairment loss allowances	128	139
Commercial Banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,606	9,525
Observed impairment loss allowances	27	44
Commercial Banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,069
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,510	23,922
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,713	21,810
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	975	1,192
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	429	380
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	540
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,630	11,328
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | SME and Mid Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,185	9,744
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | SME and Mid Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	815	892
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | SME and Mid Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	296	331
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | SME and Mid Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	334	361
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,606	9,525
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Commercial Real Estate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,254	9,136
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Commercial Real Estate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	160	161
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Commercial Real Estate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	133	49
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Commercial Real Estate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	59	179
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	3,069
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,274	2,930
Commercial Banking [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		139
Global Corporate Banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,249	34,488
Observed impairment loss allowances	236	33
Global Corporate Banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,355	5,113
Global Corporate Banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,439	21,500
Observed impairment loss allowances	236	33
Global Corporate Banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,455	7,875
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,249	34,488
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31,466	33,486
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	285	861
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	108	72
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	390	69
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,355	5,113
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Sovereign And Supranational [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,355	5,113
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	21,439	21,500
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Large Corporate [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,757	20,702
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Large Corporate [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	284	659
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Large Corporate [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8	70
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Large Corporate [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	390	69
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,455	7,875
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Financial Institutions [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,354	7,671
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Financial Institutions [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	202
Global Corporate Banking [member] | Committed Facilities And Derivatives Exposure [member] | Financial Institutions [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	100	2
Corporate Centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,087	46,953
Observed impairment loss allowances	6	31
Corporate Centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,976	6,611
Corporate Centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,495	34,474
Corporate Centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,379	4,006
Corporate Centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	487
Corporate Centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,025	1,375
Observed impairment loss allowances	6	31
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,087	46,953
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	56,035	46,687
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	26	184
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	9
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20	73
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,976	6,611
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,972	6,447
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Social Housing [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4	164
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,495	34,474
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Sovereign And Supranational [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	44,495	34,474
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,379	4,006
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Structured Products [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,379	4,006
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	487
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Derivative Financial Instruments [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	487
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,025	1,375
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Legacy Portfolios in Run-Off [member] | Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	977	1,273
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Legacy Portfolios in Run-Off [member] | Enhanced Monitoring [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22	20
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Legacy Portfolios in Run-Off [member] | Proactive Management [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	9
Corporate Centre [member] | Committed Facilities And Derivatives Exposure [member] | Legacy Portfolios in Run-Off [member] | Non-Performing Exposure [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 20	£ 73